Significant accounting policies - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 28, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents		$ 1,565,117	$ 823,223	$ 1,963,087
Trade and other payables		20,665,065	19,884,517
Financial liabilities		26,959,670	$ 24,568,306
Additional funds from private or public offering of securities		5,000,000
Top of Range
Disclosure of changes in accounting estimates [line items]
Expected proceeds from banks and other financing		3,000,000
Yorkville Advisors Global LP | Events After Reporting Period | Potential ordinary share transactions
Disclosure of changes in accounting estimates [line items]
Proceeds from issuance of ordinary shares	$ 1,100,000
Yorkville Advisors Global LP | Top of Range
Disclosure of changes in accounting estimates [line items]
Proceeds from issuance of ordinary shares		$ 44,900,000